Debt - Summary of Secured Indebtedness (Parenthetical) (Detail) (USD $)			9 Months Ended	12 Months Ended	9 Months Ended		9 Months Ended		9 Months Ended		9 Months Ended						12 Months Ended		12 Months Ended				12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2014 City Center [Member]	Dec. 31, 2013 City Center [Member]	Sep. 30, 2014 Central Fairwinds [Member]	Dec. 31, 2013 Central Fairwinds [Member]	Sep. 30, 2014 Corporate Parkway [Member]	Dec. 31, 2013 Corporate Parkway [Member]	Sep. 30, 2014 Washington Group Plaza [Member]	Dec. 31, 2013 Washington Group Plaza [Member]	Sep. 30, 2014 AmberGlen Mortgage Loan [Member]	Sep. 30, 2014 Midland Life Insurance [Member]	Sep. 30, 2014 Revolving Credit Facility [Member]	Dec. 31, 2013 Revolving Credit Facility [Member]	Dec. 31, 2013 Predecessor [Member]	Dec. 31, 2012 Predecessor [Member]	Dec. 31, 2013 Predecessor [Member] City Center [Member]	Dec. 31, 2012 Predecessor [Member] City Center [Member]	Dec. 31, 2013 Predecessor [Member] City Center [Member] London Interbank Offered Rate (LIBOR) [Member]	Dec. 31, 2013 Predecessor [Member] Central Fairwinds [Member]	Dec. 31, 2012 Predecessor [Member] Central Fairwinds [Member]	Dec. 31, 2013 Predecessor [Member] Corporate Parkway [Member]	Dec. 31, 2013 Predecessor [Member] Washington Group Plaza [Member]	Sep. 30, 2014 Minimum [Member] Revolving Credit Facility [Member]	Dec. 31, 2013 Minimum [Member] Predecessor [Member] City Center [Member]
Debt Instrument [Line Items]
Monthly interest payable plus principal payment				$ 20,000													$ 20,000
3 Month LIBOR rate													0.27%						4.00%
Effective interest rate of loan									3.85%		4.38%	4.34%	2.75%				6.00%			6.25%		7.25%	3.848%		6.00%
Amortization period									360 months			360 months											360 months
Revolving Credit Facility, authorized amount													30,000,000
Revolving Credit Facility, current borrowing capacity													26,400,000
Revolving Credit Facility, accordion feature													150,000,000
Revolving Credit Facility interest rate, description													LIBOR plus 2.75%
Fixed charge coverage ratio																								1.60
Mortgage loan	179,604,305	109,916,430		22,333,938		10,000,000		19,133,333	34,481,789	34,949,159	25,262,516	95,000,000	6,400,000		109,916,430	53,256,600	22,333,938	19,756,600		10,000,000	10,000,000	19,133,333	34,949,159
Loan Maturity Date											May 01, 2019	May 06, 2021
Minimum net worth required											25,000,000
Minimum liquidity requirements											$ 2,000,000
Loan extinguishment date			Apr. 21, 2014		Apr. 21, 2014		Apr. 21, 2014